PROMISSORY NOTES - AFFILIATES (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2018	Nov. 30, 2017
PROMISSORY NOTES - AFFILIATES
Promissory notes-affiliates		$ 5,442	$ 12,177
Affiliates
PROMISSORY NOTES - AFFILIATES
Interest rate				10.00%
Contingent consideration				$ 5,000
Promissory notes-affiliates		0	12,200
Repayment of promissory notes	$ 3,400
Affiliates | Subordinated promissory notes
PROMISSORY NOTES - AFFILIATES
Debt face amount					$ 3,600
Interest rate					10.00%
Interest expense		0	$ 900
Debt forgiveness	3,800
Affiliates | Promissory note
PROMISSORY NOTES - AFFILIATES
Debt face amount	$ 5,300
Interest expense		400
Interest payable		$ 100
variable interest rate	1.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Prime rate
Affiliates | Promissory note | Minimum
PROMISSORY NOTES - AFFILIATES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Prime rate
Effective interest rate	7.50%